Leases - Schedule of Finance Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Finance Lease Liabilities Abstract
Equipment lease	$ 0	$ 131,062	$ 328,833
Less: current portion	0	(131,062)	(328,833)
Long-term portion	$ 0	$ 0	$ 0